Formation of the Partnership, Organization and Nature of Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended		3 Months Ended	0 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	0 Months Ended
	Jan. 30, 2013	Jan. 23, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 29, 2013	Jan. 23, 2013 10.875% senior secured notes due 2017	Mar. 31, 2013 10.875% senior secured notes due 2017	Dec. 31, 2012 10.875% senior secured notes due 2017	Dec. 31, 2011 10.875% senior secured notes due 2017	Jan. 23, 2013 Affiliate of Icahn Enterprises	Jan. 23, 2013 CVR Refining Holdings	Mar. 31, 2013 CVR Refining Holdings	Dec. 31, 2012 CVR Refining Holdings Refining LLC	Jan. 23, 2013 CRLLC	Mar. 31, 2013 CRLLC	Mar. 31, 2013 CRLLC CVR Partners	Dec. 31, 2012 CRLLC CVR Partners	Mar. 31, 2013 CRLLC CVR GP LLC	Dec. 31, 2012 CRLLC CVR GP LLC	May 07, 2012 CVR Energy, Inc Offer	Apr. 18, 2012 CVR Energy, Inc Offer item	Mar. 31, 2013 CVR Energy, Inc Icahn Enterprises, LP	Dec. 31, 2012 CVR Energy, Inc CVR Partners Minimum
Percentage of membership interest in other entity transferred by limited partner														100.00%
Limited partner interest (as a percent)												81.00%	81.00%			81.00%	70.00%	70.00%	100.00%	100.00%
Ownership percentage held by controlling stockholder																							82.00%
Number of partnership units sold in Initial Public Offering	3,600,000	24,000,000									4,000,000
Offering price per unit (in dollars per share)	$ 25.00	$ 25.00
Net proceeds from the Initial Public Offering		$ 653.6	$ 653.6
Proceeds from initial public offering used to repurchase CRLLC's 10.875% senior secured notes due 2017			253.0				253.0
Stated interest rate (as a percent)							10.875%	10.875%	10.875%	10.875%
Proceeds from initial public offering used to fund the turnaround expenses		54.0		54.0
Proceeds from initial public offering used for distributions															85.1	85.1
Proceeds from initial public offering used to prefund certain maintenance and environmental capital expenditures through 2014		160.0	160.0
Proceeds from initial public offering allocated to be utilized for general corporate purposes			101.5
Cash on hand distributed															$ 150.0
Percentage of limited partner interest held by the public		19.00%									3.00%
Maximum period after the end of each quarter of cash distribution to common unitholders			60 days		60 days
Percentage of common units owned by managing partner																100.00%								50.00%
Number of common units to be offered and sold under Registration Statement filed						0
Price per share of common stock offered in tender offer (in dollars per share)																						$ 30.00
Number of non-transferable contingent cash payment rights for each share																						1
Aggregate ownership percentage																					82.00%